Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Deferred income tax assets: Purchase accounting	$ 615		$ 920
Deferred income tax assets: Accumulated other comprehensive income - Defined benefit plans	84		430
Deferred income tax assets: Accumulated other comprehensive income - Unrealized loss on securities available for sale			2,928
Deferred income tax assets: Accumulated other comprehensive income - Unrealized loss on securities available for sale transferred to held to maturity	404
Deferred income tax assets: Accumulated other comprehensive income - Derivatives	1,430
Deferred income tax assets: Allowance for loan losses	5,060		4,451
Deferred income tax assets: Benefit plans	2,816		2,709
Deferred income tax assets: Compensation	239
Deferred income tax assets: Stock based compensation	3,255		3,320
Deferred income tax assets: Capital loss carryover			88
Deferred income tax assets: Uncollected interest	2,431		2,290
Deferred income tax assets: Depreciation	928		747
Deferred income tax assets: Other	809		705
Deferred Tax Assets, Gross, Total	18,071		18,588
Valuation allowance	(134)		(995)
Deferred Tax Assets, Net of Valuation Allowance, Total	17,937		17,593
Deferred income tax liabilities: Deferred costs	815		617
Deferred income tax liabilities: Goodwill	6,198		5,716
Deferred income tax liabilities: Accumulated other comprehensive income - Unrealized gain on securities available for sale	458
Deferred income tax liabilities: Accumulated other comprehensive income - Derivatives			1,269
Deferred income tax liabilities: Other	152		209
Deferred Tax Liabilities, Gross, Total	7,623		7,811
Net deferred income tax asset	$ 10,314	$ 9,998	$ 9,782